Condensed Consolidated Statement of Changes in Stockholders' Deficit (Unaudited) - USD ($)	Series A Preferred Stock [Member] Preferred Stock [Member]	Common Class A [Member] Common Stock [Member]	Common Class B [Member] Common Stock [Member]	Common Stock to be Issued [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total	AOCI Attributable to Parent [Member]
Balance at Dec. 31, 2021	$ 5,217,800	$ 22,385,132		$ 22,000	$ 9,894,179	$ (42,814,986)	$ (5,295,875)
Balance, shares at Dec. 31, 2021	2	927,378,166		1,122,311
Warrants issued for services - related parties					202,895		202,895
Warrants issued for services					31,803		31,803
Imputed interest - related party							80,849
Net loss						(3,842,014)	(3,842,014)
Exercise of warrants in exchange for cash ($0.06/Sh and $0.08/Sh)		$ 739,864					739,864
Exercise of warrants in exchange for cash ($0.06/Sh and $0.08/Sh), shares		11,097,959
Convertible debt and accrued interest conversion into common stock ($0.0253/Sh-$0.06430/Sh)		$ 3,935,615					3,935,615
Convertible debt and accrued interest conversion into common stock ($0.0253/Sh-$0.06430/Sh), shares		92,463,883
Imputed interest - related party					80,849		80,849
Beneficial conversion feature					625,003		625,003
Balance at Dec. 31, 2022	$ 5,217,800	$ 27,060,611		$ 22,000	10,834,729	(46,657,000)	(3,521,860)
Balance, shares at Dec. 31, 2022	2	1,030,940,008		1,122,311
Warrants issued for services - related parties					148,110		148,110
Warrants issued for services					19,891		19,891
Imputed interest - related party					60,472		60,472
Net loss						(1,705,146)	(1,705,146)
Other comprehensive income
Shares issued in connection with cashless warrants exercise		$ 100,000			(100,000)
Shares issued in connection with cashless warrants exercise, shares		2,434,211
Balance at Sep. 30, 2023	$ 5,217,800	$ 27,160,611		$ 22,000	10,963,202	(48,362,146)	(4,998,533)
Balance, shares at Sep. 30, 2023	2	1,033,374,219		1,122,311
Balance at Dec. 31, 2022	$ 5,217,800	$ 27,060,611		$ 22,000	10,834,729	(46,657,000)	(3,521,860)
Balance, shares at Dec. 31, 2022	2	1,030,940,008		1,122,311
Warrants issued for services					26,594		26,594
Imputed interest - related party							80,851
Net loss						(3,029,780)	(3,029,780)
Shares issued in connection with cashless warrants exercise		$ 100,000			(100,000)
Shares issued in connection with cashless warrants exercise, shares		2,434,211
Imputed interest - related party					80,851		80,851
Options issued for services - related parties					512,039		512,039
Shares issued for services		$ 225,000					225,000
Shares issued for services, shares		5,000,000
Balance at Dec. 31, 2023	$ 5,217,800	$ 27,385,611		$ 22,000	11,354,213	(49,686,780)	(5,707,156)
Balance, shares at Dec. 31, 2023	2	1,038,374,219		1,122,311
Balance at Jun. 30, 2023	$ 5,217,800	$ 27,160,611		$ 22,000	10,888,790	(47,812,873)	(4,510,651)	13,021
Balance, shares at Jun. 30, 2023	2	1,033,374,219		1,122,311
Warrants issued for services - related parties					49,913		49,913
Warrants issued for services					4,120		4,120
Imputed interest - related party					20,379		20,379
Net loss						(549,273)	(549,273)
Other comprehensive income							(13,021)	(13,021)
Balance at Sep. 30, 2023	$ 5,217,800	$ 27,160,611		$ 22,000	10,963,202	(48,362,146)	(4,998,533)
Balance, shares at Sep. 30, 2023	2	1,033,374,219		1,122,311
Balance at Dec. 31, 2023	$ 5,217,800	$ 27,385,611		$ 22,000	11,354,213	(49,686,780)	(5,707,156)
Balance, shares at Dec. 31, 2023	2	1,038,374,219		1,122,311
Warrants issued for services - related parties					761,169		761,169
Warrants issued for services					55,549		55,549
Imputed interest - related party					60,693		60,693
Net loss						(2,547,264)	(2,547,264)
Preferred share issued in connection with debt cancellation - related party	$ 20,000						20,000
Preferred share issued in connection with debt cancellation - related party, shares	1
Balance at Sep. 30, 2024	$ 5,237,800	$ 27,385,611		$ 22,000	12,231,624	(52,234,044)	(7,357,009)
Balance, shares at Sep. 30, 2024	3	1,038,374,219		1,122,311
Balance at Jun. 30, 2024	$ 5,237,800	$ 27,385,611		$ 22,000	12,183,754	(51,800,844)	(6,971,679)
Balance, shares at Jun. 30, 2024	3	1,038,374,219		1,122,311
Warrants issued for services - related parties					13,500		13,500
Warrants issued for services					13,991		13,991
Imputed interest - related party					20,379		20,379
Net loss						(433,200)	(433,200)
Balance at Sep. 30, 2024	$ 5,237,800	$ 27,385,611		$ 22,000	$ 12,231,624	$ (52,234,044)	$ (7,357,009)
Balance, shares at Sep. 30, 2024	3	1,038,374,219		1,122,311